Notes on the consolidated statements of operations (Details 7) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Repayments and reimbursements	€ 0	€ 74	€ 78
Other income	54	52	231
Total other income	€ 54	€ 126	€ 309